LEASES - Lease Liabilities (Details)	6 Months Ended
Jun. 30, 2019 CAD ($)
LEASES
Lease Liabilities Recognized at January 1, 2019	$ 0
Lease liability additions during the period ended June 30, 2019	23,345
Lease Payments	(314,671)
Interest Incurred	175,975
Balance, June 30, 2019	$ 4,613,973